Investment in equity investees (Details 5) ¥ in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Jun. 18, 2021 CNY (¥) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)
Equity method investment with the investment cost allocation
Carrying value of equity investment				¥ 30,460		¥ 28,952
Gain (loss) from changes in fair value of product				2,092		1,921
Impairment charges				¥ 3,043	$ 429	1,969	¥ 574
ATRenew
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)				34.00%
Total consideration in cash	¥ 321
Number of board seat held | item				2
Number of board seats | item				7
Total consideration for equity investment								¥ 4,270
Common stock shares subscribed | shares	2,333,333
Equity method investment with the investment cost allocation
Carrying value of equity investment				¥ 677		1,449
Proportionate share of investee's net tangible assets and intangible assets				1,308		2,080
Negative basis difference				(631)		(631)
Negative basis difference has been assigned to amortizable intangible assets				(450)		(450)
Negative basis difference has been assigned to deferred tax liabilities				(181)		(181)
Aggregate market values				1,017		¥ 1,505
Gain (loss) from changes in fair value of product							¥ 2,305
Impairment charges		¥ 1,191	¥ 3,909
ATRenew | Ordinary shares
Equity method investments
Total consideration for equity investment				¥ 41